ACQUISITION OF EXTRACTION TECHNOLOGIES, LLC (Details) - CAD ($)	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Accounts receivable	$ 7,924	$ 0
Inventory	504,521	118,682
Mortgage payable	$ 1,566,067	$ 766,531
EXTRACTION TECHNOLOGIES, LLC [Member]
Statement [Line Items]
3,000,000 Common shares	953,250
Earnout share consideration	$ 0
Total consideration	953,250
Accounts receivable	2,258
Inventory	5,178
Bank overdraft	(2,266)
Capital assets	1,777,385
Mortgage payable	(829,305)
Total purchase price allocation	$ 953,250